Operations (Tables)	12 Months Ended
Dec. 31, 2021
Sensedata Tecnologia Ltda.
Business combinations
Schedule of consideration transferred and purchase price allocation

The Goodwill arising from the acquisition has been recognized as follows:

SenseData
November 1, 2021

Consideration transferred	71,923
Other net assets, including PPE and cash	2,120
Intangible assets –– Customer portfolio (a)	720
Intangible assets –– Digital platform (b)	48,271
Total net assets acquired at fair value	51,111
Goodwill	20,812

(a) The fair value of R$ 720 represents customer portfolio and was calculated based on discounted future cash flows associated to the portfolio estimated at the acquisition date.

(b) The fair value of R$ 48,271 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.

Schedule of valuation techniques

Valuation techniques are summarized below:

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Business combinations
Schedule of consideration transferred and purchase price allocation

Goodwill arising from the acquisition has been recognized as follows:

D1
July 31, 2021

Consideration transferred	716,428
Cash and cash equivalents	59,447
Trade and other receivables (d)	16,516
Intangible assets and goodwill (c)	53,271
Loans and borrowings	(63,430)
Other net liabilities	(17,327)
Intangible assets –– Customer portfolio (a)	1,482
Intangible assets –– Digital platform (b)	58,489
Total net assets acquired at fair value	108,448
Goodwill	607,980

(a) The fair value of R$ 1,482 represents customer portfolio and was calculated based on discounted future cash flows associated to the portfolio estimated at the acquisition date.

(b) The fair value of R$ 58,489 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.

(c) This amount refers to the intangible and goodwill from Smarkio which was acquired by D1 in November 2020 and merged into that entity in November 2021. The intangible assets related to Smarkio´s acquisition refer to goodwill (R$ 21,726), platform (R$ 22,037), customer portfolio (R$ 3,491), non-compete (R$ 2,628) where management evaluated the expectation of a possible loss with the recoverability of the amount of the fine imposed in the case of competition and others.

(d) Gross contractual amount of trade and other receivables amounted to R$ 16,998 of which R$ 482 are not expected to be collected.

Schedule of valuation techniques

Valuation techniques are summarized below:

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

Rodati Motors Corporation (Sirena)
Business combinations
Schedule of consideration transferred and purchase price allocation

Goodwill arising from the acquisition has been recognized as follows, based purchase price allocation:

Rodati Motors Corporation
July 24, 2020

Consideration transferred	127,796
Other net assets, including PPE and cash	1,519
Intangible assets –– Customer portfolio (a)	1,975
Intangible assets –– Digital platform (b)	54,521
Deferred tax liabilities, net	(14,835)
Total net assets acquired at fair value	43,180
Goodwill	84,616

(a)  The fair value of R$ 1,975 represents customer portfolio and was calculated based on discounted future cash flows associated to the portfolio estimated at the acquisition date.

(b) The fair value of R$ 54,521 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.

Schedule of valuation techniques

Valuation techniques are summarized below:

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.

Total Voice Comunicação S.A.
Business combinations
Schedule of consideration transferred and purchase price allocation

The bargain purchase gain arising from the acquisition was recognized as follows:

Total Voice
December 31, 2019
Consideration transferred	2,215
Other net assets, including PPE and cash	57
Intangible assets –– Customer portfolio (a)	518
Intangible assets –– Digital platform (b)	3,919
Gain for bargain purchase	2,479
Taxes on bargain purchase	(843)
Net amount for bargain purchase	1,636

Schedule of valuation techniques

The assessment techniques are summarized below:

Acquired assets	evaluation technique
Intangible asset – Allocation of the costumer portfolio and digital platform

Income Approach: The GEMP Method (Multi-Period Excess Earnings) assumes that the fair value of an intangible asset is equal to the present value of the cash flow attributable to that asset, less the contribution of other assets, tangible or intangible.